UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-7878
DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
December 31, 2006 (Unaudited)

Common Stocks--48.1%	Shares		Value ($)

Consumer Cyclical--3.0%
Best Buy	4,000		196,760
Costco Wholesale	5,000		264,350
J.C. Penney	4,500		348,120
Kohl's	5,600	a	383,208
McDonald's	11,600		514,228
Nordstrom	7,800		384,852
Office Depot	5,900	a	225,203
Yum! Brands	5,700		335,160
			2,651,881
Consumer Hard Goods--.9%
Genuine Parts	4,800		227,664
Harley-Davidson	4,100		288,927
Mattel	10,800		244,728
			761,319
Consumer Staples--3.8%
Altria Group	5,100		437,682
Coca-Cola	15,400		743,050
Kimberly-Clark	6,500		441,675
Kraft Foods, Cl. A	10,000		357,000
Newell Rubbermaid	7,600		220,020
PepsiCo	9,300		581,715
Reynolds American	9,200		602,324
			3,383,466
Financial--11.5%
Allstate	5,200		338,572
American Express	2,800		169,876
American International Group	5,500		394,130
Axis Capital Holdings	6,900		230,253
Bank of America	20,300		1,083,817
Bear Stearns Cos.	2,000		325,560
Capital One Financial	3,100		238,142
Citigroup	8,100		451,170
Comerica	4,600		269,928
Deutsche Bank	3,500		466,340
First Marblehead	4,950		270,517
General Electric	44,200		1,644,682
Goldman Sachs Group	2,800		558,180
Hartford Financial Services Group	4,200		391,902
Host Hotels & Resorts	12,500		306,875
IndyMac Bancorp	3,800		171,608
JPMorgan Chase & Co.	8,300		400,890
KeyCorp	8,600		327,058
Knight Capital Group, Cl. A	11,400	a	218,538
MetLife	7,500		442,575
New Century Financial	4,500		142,155
optionsXpress Holdings	10,200		231,438
ProLogis	4,800		291,696
Synovus Financial	15,600		480,948
UBS	5,500		331,815
			10,178,665
Health Care--6.4%
Abbott Laboratories	8,000		389,680

Aetna	7,200	310,896
AmerisourceBergen	7,600	341,696
Amgen	6,200 a	423,522
Becton, Dickinson & Co.	6,400	448,960
Cardinal Health	2,800	180,404
CIGNA	1,900	249,983
Humana	3,100 a	171,461
Johnson & Johnson	12,500	825,250
Laboratory Corp. of America
Holdings	3,800 a	279,186
McKesson	6,000	304,200
Merck & Co.	19,900	867,640
Pfizer	13,000	336,700
Sierra Health Services	5,500 a	198,220
UnitedHealth Group	5,000	268,650
		5,596,448
Industrial--3.6%
Acuity Brands	2,900	150,916
Burlington Northern Santa Fe	1,700	125,477
Cummins	2,300	271,814
General Dynamics	6,700	498,145
Lockheed Martin	4,200	386,694
Overseas Shipholding Group	3,300	185,790
Parker Hannifin	2,800	215,264
Raytheon	9,200	485,760
United Parcel Service, Cl. B	3,700	277,426
United Technologies	8,600	537,672
		3,134,958
Information/Data--2.8%
Accenture, Cl. A	10,800	398,844
Equifax	6,400	259,840
McGraw-Hill Cos.	7,400	503,348
Moody's	5,600	386,736
News, Cl. A	14,000	300,720
Time Warner	19,200	418,176
Viacom, Cl. B	5,150 a	211,305
		2,478,969
Materials--1.6%
Ashland	5,100	352,818
Lyondell Chemical	7,900	202,003
Nucor	5,200	284,232
Phelps Dodge	1,400	167,608
Sonoco Products	4,600	175,076
United States Steel	2,700	197,478
		1,379,215
Oil & Gas--5.2%
Chevron	10,900	801,477
ConocoPhillips	9,000	647,550
Exxon Mobil	21,800	1,670,534
Helix Energy Solutions Group	4,800 a	150,576
Marathon Oil	4,000	370,000
Occidental Petroleum	9,400	459,002
Oceaneering International	5,100 a	202,470
Valero Energy	4,200	214,872
W & T Offshore	3,100	95,232
		4,611,713
Technology--6.5%
Advanced Micro Devices	8,000 a	162,800
Altera	11,900 a	234,192

Cisco Systems			23,000 a	628,590
Dell			12,300 a	308,607
Dover			5,100	250,002
EMC/Massachusetts			13,800 a	182,160
Hewlett-Packard			9,600	395,424
Intel			14,300	289,575
International Business Machines			6,700	650,905
Intuit			9,300 a	283,743
Microsoft			32,200	961,492
Motorola			15,000	308,400
National Semiconductor			15,000	340,500
Nokia, ADR			11,700	237,744
QUALCOMM			4,600	173,834
Texas Instruments			11,200	322,560
				5,730,528
Telecommunications--1.5%
AT & T			25,400	908,050
Deutsche Telekom, ADR			9,900	180,180
Leap Wireless International			3,600 a	214,092
				1,302,322
Utilities--1.3%
Alliant Energy			3,900	147,303
Atmos Energy			4,000	127,640
FirstEnergy			4,800	289,440
OGE Energy			8,700	348,000
Westar Energy			8,300	215,468
				1,127,851
Total Common Stocks
(cost $35,188,358)				42,337,335

	Coupon	Maturity	Principal
Bonds and Notes--35.3%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.2%
Boeing,
Notes	5.13	2/15/13	55,000	54,591
Raytheon,
Sr. Notes	5.50	11/15/12	105,000	105,790
United Technologies,
Notes	7.13	11/15/10	40,000	42,628
				203,009
Automobile Manufacturers--.1%
DaimlerChrysler N.A. Holding,
Gtd. Notes	6.50	11/15/13	55,000 b	56,546
Automotive, Trucks & Parts--.1%
Johnson Controls,
Sr. Notes	5.50	1/15/16	50,000	49,111
Banks--2.5%
Bank of America,
Sub. Notes	5.75	8/15/16	70,000	71,575
Bank of America,
Sub. Notes	7.80	2/15/10	50,000	53,728
Bank of Tokyo-Mitsubishi UFJ/New
York, NY, Sub. Notes	7.40	6/15/11	80,000	86,511
Bank One,
Sub. Notes	5.90	11/15/11	400,000	408,531
BB & T,
Sub. Notes	4.75	10/1/12	85,000	82,443
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	45,000	44,889

Fleet National Bank,
Sub. Notes	5.75	1/15/09	235,000	237,439
HSBC Bank,
Sub. Notes	6.95	3/15/11	160,000	169,581
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	5.13	3/14/16	35,000	35,181
Landesbank Baden-Wuerttemberg NY,
Sub. Notes	5.05	12/30/15	65,000	64,467
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes, Ser. 5	3.25	6/16/08	250,000	243,418
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000	38,661
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	100,000	104,224
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,633
U.S. Bank N.A.,
Sub. Notes	6.38	8/1/11	110,000	114,941
Wachovia Bank N.A./Charlotte,
Sub. Notes	7.80	8/18/10	95,000	102,268
Wells Fargo & Co.,
Notes	3.13	4/1/09	205,000	196,158
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,206
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	65,000	64,060
				2,185,914
Building & Construction--.2%
Centex,
Sr. Notes	5.13	10/1/13	105,000	100,573
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	48,744
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	65,731
				215,048
Chemicals--.2%
E.I. du Pont de Nemours & Co.,
Notes	4.75	11/15/12	55,000	53,281
Potash of Saskatchewan,
Unscd. Notes	7.75	5/31/11	125,000	136,319
				189,600
Commercial & Professional Services--.0%
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	36,481
Consumer Products--.1%
Clorox,
Sr. Notes	5.00	1/15/15	15,000	14,551
Procter & Gamble,
Sr. Unsub. Notes	4.95	8/15/14	35,000	34,235
				48,786
Diversified Financial Services--2.7%
American General Finance,
Notes, Ser. I	5.40	12/1/15	40,000	39,667
Bear Stearns Cos.,
Unscd. Notes	5.30	10/30/15	55,000	54,367
CIT Group,
Sr. Notes	5.13	9/30/14	90,000	87,556
CIT Group,
Sr. Notes	7.75	4/2/12	35,000	38,630

Citigroup,
Sub. Notes	5.00	9/15/14	150,000	146,690
Credit Suisse USA,
Notes	4.70	6/1/09	275,000 b	272,404
General Electric Capital,
Notes, Ser. A	3.13	4/1/09	90,000 a	86,250
General Electric Capital,
Notes	3.50	5/1/08	380,000	371,701
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	55,000	53,231
General Electric Capital,
Sr. Notes	5.38	10/20/16	30,000	30,097
Goldman Sachs Group,
Notes	5.13	1/15/15	35,000	34,253
Goldman Sachs Group,
Bonds	5.15	1/15/14	65,000	64,125
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	60,000	59,327
Household Finance,
Notes	8.00	7/15/10	160,000	173,942
HSBC Finance,
Notes	5.50	1/19/16	65,000	65,422
John Deere Capital,
Notes	7.00	3/15/12	80,000	85,704
Lehman Brothers Holdings,
Notes, Ser. G	4.80	3/13/14	95,000	91,587
Merrill Lynch & Co.,
Notes	5.45	7/15/14	45,000	45,309
Merrill Lynch & Co.,
Notes	6.00	2/17/09	100,000	101,679
Morgan Stanley,
Notes	5.30	3/1/13	105,000 b	104,822
Morgan Stanley,
Sr. Notes	6.60	4/1/12	100,000	105,725
Pemex Finance,
Notes	9.03	2/15/11	153,000	163,045
SLM,
Notes, Ser. A	5.00	10/1/13	50,000	48,825
Western Union,
Notes	5.93	10/1/16	55,000 c	54,573
				2,378,931
Diversified Metals & Mining--.1%
Alcan,
Notes	5.00	6/1/15	40,000	38,109
Alcoa,
Notes	7.38	8/1/10	85,000	90,685
				128,794
Electric Utilities--.8%
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	85,000	85,901
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	105,000	115,390
Exelon,
Notes	4.90	6/15/15	45,000	42,517
Hydro Quebec,
Gov't. Gtd. Notes, Ser. JL	6.30	5/11/11	75,000	78,469
MidAmerican Energy Holdings,
Sr. Notes	3.50	5/15/08	75,000	73,151
NiSource Finance,

Gtd. Notes	7.88	11/15/10	100,000	107,976
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	100,000	102,365
Public Service of Colorado,
First Mortgage, Ser. 12	4.88	3/1/13	50,000 b	48,783
San Diego Gas & Electric,
1st Mortgage, Ser. CCC	5.30	11/15/15	40,000	39,793
Wisconsin Energy,
Sr. Notes	6.50	4/1/11	50,000	51,960
				746,305
Food & Beverages--.4%
Anheuser-Busch Cos.,
Bonds	5.00	1/15/15	55,000	53,146
Coca-Cola Enterprises,
Debs.	8.50	2/1/12	35,000	40,087
ConAgra Foods,
Notes	6.75	9/15/11	145,000	152,857
Sara Lee,
Notes	6.25	9/15/11	85,000 b	86,657
				332,747
Foreign/Governmental--1.2%
Asian Development Bank,
Notes	4.25	10/20/14	60,000	56,921
European Investment Bank,
Sr. Notes	4.00	3/3/10	350,000	340,979
International Bank for
Reconstruction & Development,
Bonds	5.00	4/1/16	75,000	75,532
Province of Ontario,
Notes	4.50	2/3/15	55,000	53,249
Province of Quebec,
Unscd. Notes	4.88	5/5/14	45,000	44,376
Quebec Province,
Bonds	5.13	11/14/16	30,000	29,865
Republic of Chile,
Bonds	5.50	1/15/13	125,000	126,238
Republic of Italy,
Unsub. Notes	5.63	6/15/12	200,000	205,379
Republic of Poland,
Notes	5.00	10/19/15	40,000	39,503
United Mexican States,
Notes	6.63	3/3/15	65,000	69,940
United Mexican States,
Notes	9.88	2/1/10	35,000	39,690
				1,081,672
Health Care--.3%
Abbott Laboratories,
Notes	5.88	5/15/16	35,000	36,116
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000 b	51,458
Cardinal Health,
Bonds	4.00	6/15/15	60,000	53,291
WellPoint,
Unscd. Bonds	5.25	1/15/16	50,000	49,101
Wyeth,
Unsub. Notes	5.50	2/1/14	70,000	70,461
				260,427
Manufacturing--.1%
General Electric,

Notes	5.00	2/1/13	80,000	79,214
Media--.5%
AOL Time Warner,
Gtd. Notes	6.88	5/1/12	135,000	142,820
CBS,
Gtd. Notes	7.70	7/30/10	30,000	32,069
Comcast Cable Communications,
Sr. Unsub Notes	6.75	1/30/11	170,000	178,282
COX Communications,
Notes	5.45	12/15/14	45,000	43,910
				397,081
Oil & Gas--.7%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	140,000 b	146,887
ChevronTexaco Capital,
Gtd. Notes	3.38	2/15/08	145,000	142,159
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	85,000	90,330
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	55,000	55,908
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	60,000	66,210
Phillips Petroleum,
Notes	8.75	5/25/10	75,000	83,167
Sempra Energy,
Notes	7.95	3/1/10	25,000	26,840
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	34,662
				646,163
Paper & Forest Products--.1%
International Paper,
Notes	6.75	9/1/11	100,000	106,013
Property & Casualty Insurance--.6%
Allstate,
Sr. Notes	7.20	12/1/09	65,000	68,518
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	58,231
MetLife,
Sr. Notes	6.13	12/1/11	100,000	103,484
Principal Life Income Funding
Trusts, Gtd. Notes	5.10	4/15/14	75,000	73,653
Prudential Financial,
Notes, Ser. C	4.75	6/13/15	55,000	51,931
Safeco,
Sr. Notes	4.88	2/1/10	90,000	89,086
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	40,000	39,915
				484,818
Real Estate Investment Trusts--.4%
Boston Properties,
Sr. Notes	5.00	6/1/15	120,000	115,551
EOP Operating,
Sr. Notes	6.75	2/15/08	150,000	152,434
ERP Operating,
Notes	6.63	3/15/12	30,000	31,667
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	35,000	34,751
Simon Property Group,
Unsub. Notes	5.75	12/1/15	35,000	35,571

				369,974
Retail--.4%
CVS,
Notes	4.88	9/15/14	30,000	28,721
Federated Department Stores,
Sr. Notes	6.63	4/1/11	55,000 b	56,876
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	48,989
Kohl's,
Unsub. Notes	6.30	3/1/11	20,000	20,642
Lowe's Cos.,
Notes	5.00	10/15/15	25,000	24,125
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	130,000	135,518
				314,871
Technology--.3%
Hewlett-Packard,
Notes	3.63	3/15/08	150,000	147,201
International Business Machines,
Notes	4.25	9/15/09	105,000	102,846
				250,047
Telecommunications--1.0%
AT & T Wireless Services,
Sr. Notes	7.88	3/1/11	35,000	38,211
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	60,145
Deutsche Telekom International
Finance, Gtd. Notes	3.88	7/22/08	120,000	117,491
Embarq,
Unscd. Sr. Notes	7.08	6/1/16	50,000	50,988
Motorola,
Notes	7.63	11/15/10	87,000	93,754
SBC Communications,
Notes	4.13	9/15/09	140,000	136,061
Sprint Capital,
Gtd. Notes	8.38	3/15/12	40,000	44,503
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	23,871
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	41,338
Verizon Global Funding,
Notes	7.25	12/1/10	165,000	176,032
Verizon Virginia,
Debs., Ser. A	4.63	3/15/13	65,000	61,122
Vodafone Group,
Unscd. Notes	5.38	1/30/15	85,000	83,213
				926,729
Transportation--.2%
Norfolk Southern,
Sr. Notes	8.63	5/15/10	100,000	110,572
Union Pacific,
Notes	6.50	4/15/12	25,000	26,284
				136,856
U.S. Government Agencies--7.2%
Federal Farm Credit Bank,
Bonds	4.13	4/15/09	110,000	107,958
Federal Home Loan Banks,
Bonds, Ser. 411	2.75	3/14/08	250,000	243,102
Federal Home Loan Banks,

Bonds, Ser. 439	3.63	11/14/08	385,000	375,528
Federal Home Loan Banks,
Bonds	4.75	12/16/16	60,000	58,860
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	79,971
Federal Home Loan Banks,
Bonds	5.13	8/8/08	205,000	205,217
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	125,000	127,237
Federal Home Loan Banks,
Bonds, Ser. 665	5.38	7/17/09	195,000	196,891
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	160,000	166,227
Federal Home Loan Banks,
Sr. Notes, Ser. 100	5.80	9/2/08	310,000	313,087
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000	190,182
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	100,000	95,998
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	200,000	194,645
Federal Home Loan Mortgage Corp.,
Notes	4.75	11/17/15	80,000	78,829
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	205,000	205,012
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000	171,418
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	110,000	112,450
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	220,000	225,861
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	320,000	325,091
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	65,000	66,900
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	220,000	229,271
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	195,000	191,440
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000	19,263
Federal National Mortgage
Association, Notes	4.63	10/15/13	210,000	206,031
Federal National Mortgage
Association, Notes	5.00	3/15/16	65,000	65,275
Federal National Mortgage
Association, Notes	5.25	1/15/09	265,000	266,258
Federal National Mortgage
Association, Notes	5.25	9/15/16	35,000	35,700
Federal National Mortgage
Association, Notes	5.75	2/15/08	350,000	352,163
Federal National Mortgage
Association, Notes	6.00	5/15/08	350,000	354,091
Federal National Mortgage
Association, Notes	6.00	5/15/11	185,000	192,812
Federal National Mortgage
Association, Notes	6.13	3/15/12	130,000	137,033
Federal National Mortgage
Association, Notes	6.63	9/15/09	215,000	224,005

Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000	307,389
Federal National Mortgage
Association, Notes	7.25	1/15/10	205,000	218,246
				6,339,441
U.S. Government Securities--14.9%
U.S. Treasury Bonds	7.25	5/15/16	255,000 b	303,201
U.S. Treasury Bonds	7.50	11/15/16	135,000	164,088
U.S. Treasury Bonds	11.25	2/15/15	125,000 b	179,619
U.S. Treasury Bonds	12.00	8/15/13	335,000 b	372,190
U.S. Treasury Notes	2.63	5/15/08	725,000 b	703,590
U.S. Treasury Notes	3.00	11/15/07	100,000 b	98,317
U.S. Treasury Notes	3.00	2/15/08	360,000 b	352,378
U.S. Treasury Notes	3.50	11/15/09	335,000 b	324,126
U.S. Treasury Notes	3.50	2/15/10	285,000 b	275,070
U.S. Treasury Notes	3.63	5/15/13	195,000 b	183,795
U.S. Treasury Notes	3.75	5/15/08	630,000 b	620,551
U.S. Treasury Notes	3.88	5/15/09	425,000 b	416,783
U.S. Treasury Notes	3.88	5/15/10	340,000 b	331,407
U.S. Treasury Notes	3.88	2/15/13	320,000 b	306,363
U.S. Treasury Notes	4.00	6/15/09	390,000 b	383,404
U.S. Treasury Notes	4.00	4/15/10	285,000 b	278,966
U.S. Treasury Notes	4.00	11/15/12	335,000 b	323,550
U.S. Treasury Notes	4.00	2/15/15	275,000 b	262,056
U.S. Treasury Notes	4.13	5/15/15	180,000 b	172,891
U.S. Treasury Notes	4.25	8/15/13	160,000 b	156,038
U.S. Treasury Notes	4.25	11/15/13	100,000 b	97,391
U.S. Treasury Notes	4.25	8/15/14	215,000 b	208,768
U.S. Treasury Notes	4.25	11/15/14	100,000 b	97,039
U.S. Treasury Notes	4.25	8/15/15	185,000 b	179,074
U.S. Treasury Notes	4.38	11/15/08	540,000 b	535,824
U.S. Treasury Notes	4.38	8/15/12	220,000 b	216,906
U.S. Treasury Notes	4.50	11/15/10	320,000 b	317,825
U.S. Treasury Notes	4.50	11/30/11	155,000 b	153,668
U.S. Treasury Notes	4.50	11/15/15	175,000 b	172,361
U.S. Treasury Notes	4.50	2/15/16	230,000 b	226,406
U.S. Treasury Notes	4.63	11/15/16	100,000	99,375
U.S. Treasury Notes	4.75	11/15/08	305,000	304,702
U.S. Treasury Notes	4.75	5/15/14	140,000 b	140,405
U.S. Treasury Notes	4.88	8/31/08	615,000 b	615,145
U.S. Treasury Notes	4.88	4/30/11	200,000 b	201,359
U.S. Treasury Notes	4.88	2/15/12	240,000 b	242,269
U.S. Treasury Notes	4.88	8/15/16	85,000 b	86,043
U.S. Treasury Notes	5.00	2/15/11	290,000 b	293,716
U.S. Treasury Notes	5.00	8/15/11	250,000 b	253,574
U.S. Treasury Notes	5.13	6/30/08	200,000 b	200,688
U.S. Treasury Notes	5.13	6/30/11	100,000 b	101,719
U.S. Treasury Notes	5.13	5/15/16	145,000 b	149,401
U.S. Treasury Notes	5.50	2/15/08	650,000 b	653,809
U.S. Treasury Notes	5.75	8/15/10	335,000	346,660
U.S. Treasury Notes	6.00	8/15/09	810,000 b	834,711
U.S. Treasury Notes	6.50	2/15/10	175,000 b	183,894
				13,121,115
Total Bonds and Notes
(cost $31,741,599)				31,085,693

			Principal
Short-Term Investments--3.2%			Amount ($)	Value ($)

U.S. Treasury Bills:

4.78%, 1/4/07	1,400,000	1,399,818
4.85%, 3/29/07	1,400,000 [d]	1,383,886
Total Short-Term Investments
(cost $2,783,033)		2,783,704

Other Investment--11.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,350,000)	10,350,000 [e]	10,350,000

Investment of Cash Collateral
for Securities Loaned--14.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,016,480)	13,016,480 [e]	13,016,480

Total Investments (cost $93,079,470)	113.2%	99,573,212
Liabilities, Less Cash and Receivables	(13.2%)	(11,586,029)
Net Assets	100.0%	87,987,183

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At December 31, 2006, the total market value of the portfolio's securities on loan is $12,597,217 and the total market value of the collateral held by the portfolio is $13,016,480.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $54,573 or .1% of net assets.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2006 ($)

Financial Futures Long
CAC 40	3	220,941	March 2007	4,815
DJ Euro Stoxx 50	31	1,700,529	March 2007	28,950
FTSE	9	1,095,775	March 2007	7,712
Hang Seng	2	257,367	January 2007	4,863
Russell 2000	27	10,731,150	March 2007	(106,110)
SPI ASX 200 Index	4	445,752	March 2007	12,871
TOPIX	8	1,130,760	March 2007	55,623
				8,724
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth Portfolio
December 31, 2006 (Unaudited)

Common Stocks--71.0%	Shares	Value ($)

Consumer Cyclical--4.4%
Best Buy	2,900	142,651
Costco Wholesale	3,800	200,906
J.C. Penney	3,300	255,288
Kohl's	4,000 a	273,720
McDonald's	8,300	367,939
Nordstrom	5,600	276,304
Office Depot	4,300 a	164,131
Yum! Brands	4,200	246,960
		1,927,899
Consumer Hard Goods--1.3%
Genuine Parts	3,600	170,748
Harley-Davidson	3,000	211,410
Mattel	7,900	179,014
		561,172
Consumer Staples--5.7%
Altria Group	3,700	317,534
Coca-Cola	11,200	540,400
Kimberly-Clark	4,700	319,365
Kraft Foods, Cl. A	7,200	257,040
Newell Rubbermaid	5,500	159,225
PepsiCo	6,800	425,340
Reynolds American	7,100	464,837
		2,483,741
Financial--16.9%
Allstate	3,800	247,418
American International Group	4,100	293,806
Axis Capital Holdings	5,100	170,187
Bank of America	14,900	795,511
Bear Stearns Cos.	1,500	244,170
Capital One Financial	2,200	169,004
Citigroup	5,800	323,060
Comerica	3,400	199,512
Deutsche Bank	2,500	333,100
First Marblehead	3,600	196,740
General Electric	32,100	1,194,441
Goldman Sachs Group	2,200	438,570
Hartford Financial Services Group	3,000	279,930
Host Hotels & Resorts	9,100	223,405
IndyMac Bancorp	2,800	126,448
JPMorgan Chase & Co.	6,200	299,460
KeyCorp	6,400	243,392
Knight Capital Group, Cl. A	8,300 a	159,111
MetLife	5,400	318,654
New Century Financial	3,300	104,247
optionsXpress Holdings	7,400	167,906
ProLogis	3,500	212,695
Synovus Financial	11,000	339,130
UBS	4,000	241,320
		7,321,217
Health Care--9.5%
Abbott Laboratories	5,900	287,389
Aetna	5,300	228,854
AmerisourceBergen	5,600	251,776
Amgen	4,500 a	307,395
Becton, Dickinson & Co.	4,600	322,690
Cardinal Health	2,100	135,303
CIGNA	1,500	197,355
Humana	2,200 a	121,682

Johnson & Johnson	9,200	607,384
Laboratory Corp. of America
Holdings	2,800 a	205,716
McKesson	4,500	228,150
Merck & Co.	14,500	632,200
Pfizer	9,500	246,050
Sierra Health Services	4,000 a	144,160
UnitedHealth Group	3,700	198,801
		4,114,905
Industrial--5.3%
Acuity Brands	2,100	109,284
Burlington Northern Santa Fe	1,500	110,715
Cummins	1,600	189,088
General Dynamics	5,100	379,185
Lockheed Martin	2,900	267,003
Overseas Shipholding Group	2,400	135,120
Parker Hannifin	2,200	169,136
Raytheon	6,700	353,760
United Parcel Service, Cl. B	2,700	202,446
United Technologies	6,300	393,876
		2,309,613
Information/Data--4.2%
Accenture, Cl. A	8,000	295,440
Equifax	4,600	186,760
McGraw-Hill Cos.	5,400	367,308
Moody's	4,200	290,052
News, Cl. A	10,200	219,096
Time Warner	13,900	302,742
Viacom, Cl. B	3,800 a	155,914
		1,817,312
Materials--2.3%
Ashland	3,700	255,966
Lyondell Chemical	5,700	145,749
Nucor	3,800	207,708
Phelps Dodge	1,100	131,692
Sonoco Products	3,400	129,404
United States Steel	2,000	146,280
		1,016,799
Oil & Gas--7.7%
Chevron	8,000	588,240
ConocoPhillips	6,600	474,870
Exxon Mobil	15,900	1,218,417
Helix Energy Solutions Group	3,600 a	112,932
Marathon Oil	2,900	268,250
Occidental Petroleum	6,900	336,927
Oceaneering International	3,700 a	146,890
Valero Energy	3,000	153,480
W & T Offshore	2,200	67,584
		3,367,590
Technology--9.6%
Advanced Micro Devices	5,800 a	118,030
Altera	8,600 a	169,248
Cisco Systems	16,700 a	456,411
Dell	8,900 a	223,301
Dover	3,700	181,374
EMC/Massachusetts	10,000 a	132,000
Hewlett-Packard	7,100	292,449
Intel	10,400	210,600
International Business Machines	4,900	476,035
Intuit	6,800 a	207,468
Microsoft	23,400	698,724
Motorola	10,800	222,048
National Semiconductor	10,800	245,160
Nokia, ADR	8,400	170,688
QUALCOMM	3,300	124,707

Texas Instruments	8,200	236,160
		4,164,403
Telecommunications--2.2%
AT & T	18,600	664,950
Deutsche Telekom, ADR	7,100	129,220
Leap Wireless International	2,600 a	154,622
		948,792
Utilities--1.9%
Alliant Energy	2,800	105,756
Atmos Energy	2,900	92,539
FirstEnergy	3,600	217,080
OGE Energy	6,400	256,000
Westar Energy	6,000	155,760
		827,135
Total Common Stocks
(cost $25,636,847)		30,860,578
	Principal
Short-Term Investments--7.2%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.78%, 1/4/07	1,100,000	1,099,857
4.85%, 3/29/07	1,200,000 [b]	1,186,188
4.87%, 2/15/07	100,000	99,427
4.88%, 2/22/07	300,000	297,993
4.94%, 1/18/07	450,000	449,123
Total Short-Term Investments
(cost $3,131,724)		3,132,588

Other Investment--23.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,203,000)	10,203,000 [c]	10,203,000

Total Investments (cost $38,971,571)	101.7%	44,196,166
Liabilities, Less Cash and Receivables	(1.7%)	(734,519)
Net Assets	100.0%	43,461,647

ADR - American Depository Receipts
a Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2006 ($)

Financial Futures Long
CAC 40	3	220,941	March 2007	4,830
DJ Euro Stoxx 50	38	2,084,519	March 2007	35,603
FTSE 100	13	1,582,786	March 2007	11,204
Hang Seng	2	257,367	January 2007	4,860
Russell 2000	18	7,154,100	March 2007	(70,740)
SPI ASX 200 Index	5	557,190	March 2007	16,184
TOPIX	10	1,413,450	March 2007	68,467
				70,408

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Income Portfolio
December 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--66.5%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.3%
General Dynamics,
Sr. Notes	5.38	8/15/15	95,000	95,580
United Technologies,
Notes	7.13	11/15/10	150,000	159,853
				255,433
Automobile Manufacturers--.3%
DaimlerChrysler N.A. Holding,
Gtd. Notes	7.30	1/15/12	110,000	116,891
DaimlerChrysler N.A. Holding,
Gtd. Notes	8.00	6/15/10	150,000	160,826
				277,717
Banks--3.4%
Bank of America,
Sr. Notes	4.38	12/1/10	320,000 a	311,304
Bank of America,
Unscd. Notes	5.13	11/15/14	75,000	73,920
Bank One,
Sub. Notes	5.90	11/15/11	240,000	245,119
Bayerische Landesbank/New York,
Sub. Notes	5.88	12/1/08	100,000	101,025
BB & T,
Sub. Notes	4.75	10/1/12	170,000	164,886
Deutsche Bank Financial,
Notes	5.38	3/2/15	95,000	94,766
FleetBoston Financial,
Sub. Notes	7.38	12/1/09	135,000	142,598
HSBC Holdings,
Sub. Notes	5.25	12/12/12	70,000	69,831
HSBC Holdings,
Sub. Notes	7.50	7/15/09	100,000	105,448
KFW,
Gov't Gtd. Notes	3.25	3/30/09	195,000	187,548
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	125,000 a	118,641
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	5.13	3/14/16	90,000	90,465
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	100,000	96,651
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	160,000	166,759
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	100,000	106,879
SMBC International Finance,
Gtd. Notes	8.50	6/15/09	150,000	160,270
U.S. Bank N.A.,
Sub. Notes	5.70	12/15/08	300,000	302,847
Wachovia,
Sub. Notes	5.25	8/1/14	130,000	128,615
Wachovia,
Sub. Notes	5.63	10/15/16	90,000	90,951
Washington Mutual,

Sr. Unscd. Notes	4.00	1/15/09	245,000	238,985
Washington Mutual,
Sub. Notes	4.63	4/1/14	110,000	103,132
Wells Fargo & Co.,
Notes	3.13	4/1/09	245,000	234,433
Wells Fargo Bank N.A.,
Sub. Notes	4.75	2/9/15	130,000	124,668
				3,459,741
Building & Construction--.3%
Centex,
Sr. Notes	5.13	10/1/13	100,000	95,784
CRH America,
Gtd. Notes	5.30	10/15/13	130,000	126,735
Pulte Homes,
Sr. Unscd. Notes	5.20	2/15/15	100,000	95,430
				317,949
Chemicals--.3%
Dow Chemical,
Notes	6.13	2/1/11	115,000	118,325
Monsanto,
Sr. Notes	7.38	8/15/12	125,000	136,667
				254,992
Consumer Products--.2%
Kimberly-Clark,
Bonds	4.88	8/15/15	75,000	71,888
Procter & Gamble,
Notes	4.30	8/15/08	160,000	157,961
				229,849
Diversified Financial Services--6.4%
American Express Credit,
Notes	3.00	5/16/08	200,000 a	194,177
American General Finance,
Notes, Ser. I	5.40	12/1/15	90,000	89,250
AXA Financial,
Sr. Notes	7.75	8/1/10	75,000	80,844
Bank of America,
Sub. Notes	7.80	2/15/10	250,000	268,641
Bear Stearns Cos.,
Notes	5.70	11/15/14	120,000	122,007
Capital One Bank,
Sr. Notes	5.13	2/15/14	130,000	128,046
CIT Group,
Sr. Notes	5.13	9/30/14	125,000	121,605
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	146,690
Citigroup,
Sr. Notes	5.30	1/7/16	120,000 a	119,259
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	200,000 a	206,442
Credit Suisse USA,
Notes	5.13	1/15/14	245,000 a	242,906
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	125,000	120,980
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	65,000 a	63,637
General Electric Capital,
Notes, Ser. A	7.38	1/19/10	110,000	116,674
General Electric Capital,

Sub. Notes	8.13	5/15/12	230,000	260,312
Goldman Sachs Group,
Notes	6.60	1/15/12	275,000	291,029
Goldman Sachs Group,
Bonds	6.88	1/15/11	170,000	180,115
Household Finance,
Notes	8.00	7/15/10	260,000	282,655
HSBC Finance,
Notes	5.00	6/30/15	100,000	97,402
International Lease Finance,
Sr. Notes	5.00	4/15/10	190,000	188,046
John Deere Capital,
Notes	7.00	3/15/12	175,000	187,478
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	80,000	78,641
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	220,000	231,494
Lehman Brothers Holdings,
Notes	6.63	1/18/12	250,000	264,430
MBNA,
Bonds	5.00	6/15/15	70,000	67,957
Merrill Lynch & Co.,
Notes, Ser. C	5.00	1/15/15	120,000	117,094
Merrill Lynch & Co.,
Notes	6.00	2/17/09	250,000	254,198
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	70,000	72,582
Morgan Stanley,
Sr. Notes	6.60	4/1/12	200,000	211,450
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	205,000	216,880
National Rural Utilities
Cooperative Finance, Coll.
Trust	4.75	3/1/14	75,000	72,465
Pemex Finance,
Notes	9.03	2/15/11	85,000	90,581
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	210,000	212,608
SLM,
Notes	3.63	3/17/08	375,000 a	367,352
SLM,
Notes, Ser. A	5.00	10/1/13	90,000	87,884
Toyota Motor Credit,
Unscd. Notes	4.35	12/15/10	145,000	141,263
UBS Paine Webber Group,
Gtd. Notes	7.63	12/1/09	205,000	219,345
Unilever Capital,
Gtd. Notes	7.13	11/1/10	150,000	159,467
Western Union,
Notes	5.93	10/1/16	70,000 b	69,457
				6,443,343
Diversified Metals & Mining--.2%
Alcan,
Notes	4.50	5/15/13	100,000	94,262
BHP Billiton Finance USA,
Gtd. Notes	5.25	12/15/15	110,000	108,440
				202,702
Electric Utilities--1.3%

Dominion Resources/VA,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	70,000	67,918
Duke Energy,
Sr. Notes	5.63	11/30/12	75,000	76,449
Exelon Generation,
Notes	5.35	1/15/14	120,000	117,709
Florida Power,
First Mortgage Bonds	5.10	12/1/15	50,000	48,662
Hydro Quebec,
Gov't. Gtd. Notes, Ser. JL	6.30	5/11/11	160,000	167,400
Jersey Central Power & Light,
First Mortgage Notes	5.63	5/1/16	60,000	59,831
MidAmerican Energy Holdings,
Sr. Notes	3.50	5/15/08	125,000 a	121,919
Oncor Electric Delivery,
Scd. Notes	6.38	1/15/15	140,000	144,534
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	200,000	204,729
Progress Energy,
Sr. Notes	7.10	3/1/11	80,000	85,273
Southern Power,
Sr. Notes, Ser. D	4.88	7/15/15	80,000	75,937
Virginia Electric and Power,
Sr. Notes, Ser. A	4.75	3/1/13	75,000	72,117
Wisconsin Energy,
Sr. Notes	6.50	4/1/11	50,000	51,960
				1,294,438
Entertainment--.1%
Viacom,
Sr. Notes	6.25	4/30/16	125,000	124,351
Food & Beverages--.7%
Coca-Cola,
Notes	5.75	3/15/11	100,000 a	102,325
ConAgra Foods,
Notes	7.88	9/15/10	100,000	108,305
Coors Brewing,
Gtd. Notes	6.38	5/15/12	85,000	88,059
Diageo Capital,
Gtd. Notes	7.25	11/1/09	185,000	194,402
General Mills,
Unscd. Notes	6.00	2/15/12	80,000	82,034
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	75,000	75,231
Sara Lee,
Notes	6.25	9/15/11	50,000 a	50,975
				701,331
Foreign/Governmental--3.3%
Asian Development Bank,
Notes	4.25	10/20/14	100,000	94,868
Canadian Government,
Bonds	5.25	11/5/08	100,000	100,532
European Investment Bank,
Notes	3.38	3/16/09	450,000	435,147
European Investment Bank,
Bonds	4.63	10/20/15	170,000	165,698
Export-Import Bank of Korea,
Notes	5.13	3/16/15	95,000 a	93,108
Hellenic Republic,

Notes	6.95	3/4/08	150,000	153,107
Inter-American Development Bank,
Notes	4.38	9/20/12	160,000	156,586
Inter-American Development Bank,
Bonds	5.75	2/26/08	270,000	271,736
International Bank for
Reconstruction & Development,
Notes	3.63	5/21/13	115,000	107,609
Province of Ontario,
Notes	4.50	2/3/15	70,000 a	67,772
Province of Ontario,
Sr. Unsub. Bonds	5.50	10/1/08	250,000	251,536
Quebec Province,
Notes	5.00	3/1/16	70,000	69,171
Republic of Chile,
Notes	6.88	4/28/09	175,000	182,000
Republic of Italy,
Sr. Unsub. Notes	5.25	9/20/16	110,000	110,965
Republic of Italy,
Unsub. Notes	5.63	6/15/12	285,000	292,666
Republic of Korea,
Unsub. Notes	8.88	4/15/08	200,000 a	209,721
Swedish Export Credit,
Unsub. Notes	4.00	6/15/10	200,000	193,303
United Mexican States,
Notes, Ser. A	5.88	1/15/14	130,000	133,705
United Mexican States,
Notes	9.88	2/1/10	250,000	283,500
				3,372,730
Health Care--.6%
Abbott Laboratories,
Unsub. Notes	4.35	3/15/14	85,000 a	79,986
Baxter International,
Notes	4.63	3/15/15	150,000	141,563
Boston Scientific,
Bonds	6.25	11/15/15	95,000	95,343
Quest Diagnostics,
Gtd. Notes	5.45	11/1/15	75,000	72,522
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	75,000	72,818
WellPoint,
Unscd. Bonds	5.25	1/15/16	115,000	112,933
Wyeth,
Notes	5.50	2/15/16	65,000	65,204
				640,369
Industrial--.5%
Comcast Cable Communications,
Notes	6.20	11/15/08	250,000	254,068
Cox Communications,
Notes	5.45	12/15/14	125,000	121,973
Gannett,
Unscd. Notes	6.38	4/1/12	60,000	61,834
General Electric,
Notes	5.00	2/1/13	105,000	103,969
				541,844
Insurance-Life/Health--.1%
Prudential Financial,
Sr. Unscd. Notes	5.50	3/15/16	95,000	95,144

Media--.3%
Time Warner Entertainment,
Sr. Notes	8.88	10/1/12	145,000	166,870
Walt Disney,
Notes	6.38	3/1/12	165,000	173,115
				339,985
Medical-Drugs--.1%
Abbott Laboratories,
Notes	5.88	5/15/16	70,000	72,232
Oil & Gas--1.1%
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	105,000	103,284
KeySpan,
Notes	7.63	11/15/10	100,000	107,547
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	175,000	185,974
PC Financial Partnership,
Notes	5.00	11/15/14	110,000	104,940
Pemex Project Funding Master
Trust, Gtd. Notes	8.00	11/15/11	230,000 a,c	253,575
Phillips Petroleum,
Notes	8.75	5/25/10	135,000	149,701
Sempra Energy,
Sr. Unscd. Notes	6.00	2/1/13	50,000	51,059
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	160,000	152,751
				1,108,831
Oil & Gas Exploration--.1%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	115,000	115,451
Paper & Forest Products--.3%
International Paper,
Notes	6.75	9/1/11	150,000	159,019
Plum Creek Timberlands,
Gtd. Notes	5.88	11/15/15	110,000	108,278
				267,297
Property & Casualty Insurance--.7%
Allstate,
Notes	5.00	8/15/14	60,000	58,643
American International Group,
Sr. Notes	5.05	10/1/15	70,000	68,185
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	58,231
Marsh & McLennan Cos.,
Bonds	3.63	2/15/08	175,000	171,264
MetLife,
Sr. Notes	6.13	12/1/11	150,000	155,226
Travelers Property & Casualty,
Sr. Notes	5.00	3/15/13	165,000	161,264
				672,813
Real Estate Investment Trusts--.8%
Archstone Communities Trust,
Sr. Unscd. Notes	5.75	3/15/16	120,000 a	121,761
Brookfield Asset Management,
Notes	7.13	6/15/12	100,000	106,667
EOP Operating,
Gtd. Notes	4.75	3/15/14	110,000	109,134
EOP Operating,

Sr. Notes	6.75	2/15/08	150,000	152,434
ERP Operating,
Notes	6.63	3/15/12	110,000	116,112
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	75,000 a	74,467
Prologis,
Sr. Notes	5.63	11/15/15	110,000	109,647
				790,222
Retail--.8%
AutoZone,
Sr. Notes	5.50	11/15/15	100,000	96,162
Federated Department Stores,
Sr. Notes	6.63	4/1/11	50,000 a	51,706
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	90,000	88,181
Nordstrom,
Sr. Notes	5.63	1/15/09	200,000	201,040
Target,
Notes	5.88	3/1/12	100,000 a	102,898
Wal-Mart Stores,
Notes	3.38	10/1/08	175,000	167,904
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	100,000	104,244
				812,135
Software & Services--.0%
Oracle,
Notes	5.25	1/15/16	50,000	49,032
Technology--.2%
Electronic Data Systems,
Notes, Ser. B	6.50	8/1/13	55,000	55,444
First Data,
Notes	4.85	10/1/14	120,000	114,163
International Business Machines,
Notes	4.75	11/29/12	80,000	78,200
				247,807
Telecommunications--1.8%
AT & T Wireless Services,
Sr. Notes	7.88	3/1/11	135,000	147,385
AT & T,
Notes	5.10	9/15/14	195,000	189,632
British Telecommunications,
Notes	8.38	12/15/10	60,000	67,017
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	70,000	70,169
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	200,000 c	216,730
Embarq,
Unscd. Sr. Notes	7.08	6/1/16	75,000	76,482
Sprint Capital,
Gtd. Notes	8.38	3/15/12	215,000	239,201
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	125,000	115,987
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	70,000	72,341
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	145,000	155,862
Verizon Communications,
Unscd. Sr. Notes	5.55	2/15/16	90,000	89,848

Verizon Global Funding,
Notes	7.25	12/1/10	200,000	213,372
Vodafone Group,
Sr. Notes	7.75	2/15/10	135,000	143,967
				1,797,993
Textiles & Apparel--.1%
Mohawk Industries,
Sr. Unscd. Notes	6.13	1/15/16	100,000	99,450
Transportation--.2%
Union Pacific,
Notes	6.50	4/15/12	150,000	157,703
U.S. Government Agencies--13.8%
Federal Farm Credit Bank,
Bonds	3.75	1/15/09	275,000	268,361
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	90,000	91,227
Federal Home Loan Banks,
Bonds, Ser. 501	3.63	1/15/08	1,080,000	1,063,122
Federal Home Loan Banks,
Bonds, Ser. 439	3.63	11/14/08	335,000	326,758
Federal Home Loan Banks,
Bonds	3.75	8/18/09	460,000	446,648
Federal Home Loan Banks,
Bonds, Ser. 580	4.13	10/19/07	385,000	381,729
Federal Home Loan Banks,
Bonds	4.38	3/17/10	315,000	309,961
Federal Home Loan Banks,
Bonds, Ser. 567	4.38	9/17/10	270,000	265,361
Federal Home Loan Banks,
Bonds	4.75	12/16/16	240,000	235,438
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	130,000	129,953
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	290,000	295,191
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	255,000	264,925
Federal Home Loan Banks,
Sr. Notes, Ser. 100	5.80	9/2/08	500,000	504,978
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	360,000	355,895
Federal Home Loan Mortgage Corp.,
Notes	3.63	9/15/08	610,000	596,153
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	240,000	234,070
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	50,000	47,999
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	190,000	184,913
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	200,000	199,066
Federal Home Loan Mortgage Corp.,
Notes	5.00	7/15/14	165,000	165,459
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	400,000	400,023
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	200,000	201,668
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	325,000	329,219

Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	240,000	245,345
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	115,000	118,064
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	350,000	355,569
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	90,000	93,190
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	100,000	102,923
Federal Home Loan Mortgage Corp.,
Notes	6.00	6/15/11	300,000	312,765
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	300,000	319,821
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	150,000	159,161
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	150,000	147,262
Federal National Mortgage
Association, Notes	4.13	4/15/14	150,000	142,428
Federal National Mortgage
Association, Notes	4.38	10/15/15	160,000	154,106
Federal National Mortgage
Association, Notes	4.63	10/15/13	245,000	240,370
Federal National Mortgage
Association, Notes	4.63	10/15/14	125,000	122,290
Federal National Mortgage
Association, Notes	5.00	3/15/16	175,000	175,739
Federal National Mortgage
Association, Notes	5.25	1/15/09	520,000	522,470
Federal National Mortgage
Association, Notes	5.38	11/15/11	95,000	96,917
Federal National Mortgage
Association, Notes	5.50	3/15/11	220,000	224,865
Federal National Mortgage
Association, Notes	5.75	2/15/08	1,025,000	1,031,336
Federal National Mortgage
Association, Notes	6.00	5/15/08	275,000	278,216
Federal National Mortgage
Association, Notes	6.00	5/15/11	400,000	416,892
Federal National Mortgage
Association, Sub. Notes	6.25	2/1/11	160,000	166,892
Federal National Mortgage
Association, Notes	6.38	6/15/09	295,000	304,528
Federal National Mortgage
Association, Notes	6.63	9/15/09	205,000	213,586
Federal National Mortgage
Association, Notes	6.63	11/15/10	105,000	111,296
Federal National Mortgage
Association, Notes	7.25	1/15/10	580,000	617,479
				13,971,627
U.S. Government Securities--28.2%
U.S. Treasury Bonds	7.25	5/15/16	185,000	219,969
U.S. Treasury Bonds	7.50	11/15/16	380,000 a	461,878
U.S. Treasury Bonds	10.38	11/15/12	155,000 a	161,939
U.S. Treasury Bonds	12.00	8/15/13	175,000 a	194,428
U.S. Treasury Bonds	12.50	8/15/14	130,000	154,553
U.S. Treasury Notes	2.63	5/15/08	845,000 a	820,046

U.S. Treasury Notes	3.00	11/15/07	1,695,000 a	1,666,465
U.S. Treasury Notes	3.00	2/15/08	670,000 a	655,815
U.S. Treasury Notes	3.13	4/15/09	65,000 a	62,720
U.S. Treasury Notes	3.25	1/15/09	925,000 a	897,829
U.S. Treasury Notes	3.38	2/15/08	545,000 a	535,654
U.S. Treasury Notes	3.38	10/15/09	170,000 a	164,063
U.S. Treasury Notes	3.50	11/15/09	655,000 a	633,739
U.S. Treasury Notes	3.50	2/15/10	210,000 a	202,683
U.S. Treasury Notes	3.63	7/15/09	600,000 a	584,368
U.S. Treasury Notes	3.63	1/15/10	600,000 a	581,672
U.S. Treasury Notes	3.63	5/15/13	295,000 a	278,049
U.S. Treasury Notes	3.75	5/15/08	1,455,000 a	1,433,176
U.S. Treasury Notes	3.88	5/15/10	680,000 a	662,814
U.S. Treasury Notes	3.88	2/15/13	215,000 a	205,837
U.S. Treasury Notes	4.00	6/15/09	795,000 a	781,553
U.S. Treasury Notes	4.00	3/15/10	155,000 a	151,797
U.S. Treasury Notes	4.00	4/15/10	350,000 a	342,590
U.S. Treasury Notes	4.00	11/15/12	50,000 a	48,291
U.S. Treasury Notes	4.00	2/15/14	620,000 a	593,675
U.S. Treasury Notes	4.00	2/15/15	555,000 a	528,876
U.S. Treasury Notes	4.13	8/15/10	630,000	618,237
U.S. Treasury Notes	4.13	5/15/15	500,000 a	480,254
U.S. Treasury Notes	4.25	8/15/13	690,000 a	672,912
U.S. Treasury Notes	4.25	11/15/13	500,000 a	486,953
U.S. Treasury Notes	4.25	8/15/14	415,000 a	402,972
U.S. Treasury Notes	4.25	11/15/14	440,000 a	426,972
U.S. Treasury Notes	4.25	8/15/15	300,000 a	290,391
U.S. Treasury Notes	4.38	8/15/12	290,000 a	285,922
U.S. Treasury Notes	4.50	2/28/11	795,000 a	789,379
U.S. Treasury Notes	4.50	11/15/15	445,000 a	438,290
U.S. Treasury Notes	4.50	2/15/16	430,000 a	423,282
U.S. Treasury Notes	4.75	11/15/08	1,500,000 a	1,498,536
U.S. Treasury Notes	4.75	5/15/14	445,000 a	446,286
U.S. Treasury Notes	4.88	8/15/09	585,000 a	586,943
U.S. Treasury Notes	4.88	2/15/12	560,000 a	565,294
U.S. Treasury Notes	4.88	8/15/16	260,000 a	263,189
U.S. Treasury Notes	5.00	2/15/11	165,000 a	167,114
U.S. Treasury Notes	5.00	8/15/11	965,000 a	978,797
U.S. Treasury Notes	5.13	6/30/08	660,000 a	662,269
U.S. Treasury Notes	5.13	6/30/11	835,000 a	849,352
U.S. Treasury Notes	5.13	5/15/16	600,000 a	618,211
U.S. Treasury Notes	5.50	2/15/08	715,000 a	719,190
U.S. Treasury Notes	5.63	5/15/08	775,000 a	782,327
U.S. Treasury Notes	5.75	8/15/10	660,000 a	682,971
U.S. Treasury Notes	6.00	8/15/09	795,000 a	819,254
U.S. Treasury Notes	6.50	2/15/10	595,000 a	625,238
				28,605,014
Total Bonds and Notes
(cost $68,793,242)				67,319,525

Short-Term Investments--8.2%

U.S. Treasury Bills:
4.72%, 1/11/07			3,300,000	3,296,733
4.73%, 1/4/07			400,000	399,948
4.79%, 3/15/07			200,000	198,096
4.85%, 3/29/07			2,325,000	2,298,239
4.92%, 2/8/07			300,000	298,584

4.94%, 1/18/07	1,700,000 [d]	1,696,685
4.94%, 2/15/07	150,000	149,141
Total Short-Term Investments
(cost $8,334,847)		8,337,426

Other Investment--25.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,435,000)	23,435,000 [e]	25,435,000

Investment of Cash Collateral
for Securities Loaned--31.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $31,602,767)	31,602,767 [e]	31,602,767

Total Investments (cost $134,165,856)	131.0%	132,694,718
Liabilities, Less Cash and Receivables	(31.0%)	(31,373,458)
Net Assets	100.0%	101,321,260

a	All or a portion of these securities are on loan. At December 31, 2006, the total market value of the portfolio's securities on loan is $30,590,384 and the total market value of the collateral held by the portfolio is $31,602,767.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $69,457 or .1% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2006 ($)

Financial Futures Long
Standard & Poor's 500	67	23,925,700	March 2007	40,915

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)